John Hancock Funds II

Supplement dated October 27, 2008 to the Statements of Additional Information dated December 31, 2007, May 1, 2008 and September 30, 2008.

On September 26, 2008, the Board of Trustees approved the appointment of Grace K. Fey, Steven M. Roberts and Theron S. Hoffman as Trustees.

Under the section “Those Responsible for Management,” in the table under the heading “Independent Trustees,” the following information has been added as follows:

Number of
	Position(s)		John Hancock
Name, Address	Held with	Principal Occupation(s) and other	Funds Overseen
And Year of Birth	Fund	Directorships During Past 5 Years	by Trustee

Theron S. Hoffman	Trustee	Trustee of John Hancock Trust and John	212
(1947)	(since 2008)	Hancock Funds II (since September 2008); Chief
Executive Officer, T. Hoffman Associates, LLC
(2003–Present); Director, The Todd
Organization (2003–Present); President,
Westport Resources Management (2006–
2008); Partner/Operating Head & Senior
Managing Director, Putnam Investments (2000–
2003).

Steven M. Roberts	Trustee	Trustee of John Hancock Trust and John	212
(1944)	(since 2008)	Hancock Funds II (since September 2008);
Deputy Director, Board of Governors of the
Federal Reserve System (2005–2008);
Principal, KPMG (1987–2004).

Under the section “Those Responsible for Management,” in the table under the heading “Interested Trustee,” the following information has been added as follows:

Number of
	Position(s)		John Hancock
Name, Address	Held with	Principal Occupation(s) and other	Funds Overseen
And Year of Birth	Fund	Directorships During Past 5 Years	by Trustee

Grace K. Fey (3)	Trustee	Trustee of John Hancock Trust and John	212
(1946)	(since 2008)	Hancock Funds II (since September 2008); Chief
Executive Officer, Grace Fey Advisors (2007–
Present); Director & Executive Vice President,
Frontier Capital Management Company (1988–
2007).

(3) Ms. Fey is an interested person as defined by the 1940 Act due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a sub-adviser of certain funds of John Hancock Funds II and John Hancock Trust.